Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of funded defined benefit obligations	$ 39,536		$ 41,197
Fair value of plan assets	(39,494)		(39,820)
Funded status - deficit	42		1,377
Net defined benefit liabilities	3,415	$ 122	3,505
Net defined benefit assets	(3,373)	$ (120)	(2,128)
Defined benefit obligation	$ 42		$ 1,377	$ 2,370	$ 2,691